                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Peninsula Capital Partners LP
Address:      404B East Main Street
              Charlottesville, Virginia  22902

Form 13F File Number: 28-6345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         R. Ted Weschler
Title:        Managing Partner
Phone:        (804) 297-0811

Signature, Place, and Date of Signing:

         /s/ R. Ted Weschler     Charlottesville, VA   11/14/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         None.



































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $212,462
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE




























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
                                                   Form 13F INFORMATION TABLE

                                            PENINSULA PARTNERS EQUITY HOLDINGS AS OF
                                                       September 30, 2001

   COLUMN 1         COLUMN 2     COLUMN 3      COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8
   ---------        --------     --------      --------        --------        ---------   --------      --------

                     TITLE       CUSIP         MARKET     SHRS OR  SH/ PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER      OF CLASS     NUMBER        VALUE      PRN AMT  PRN CALL  DISCRETION    MANAGERS  SOLE   SHARED   NONE
                                                (X1000)
--------------      --------     ------        ------     -------  --- ----  -----------   --------  ----   ------   ----
ADAPTIVE BROADBAND
 CORP                COMMON      00650M104           4     215,000  SH           SOLE                 215,000
AMERICA WEST
 HOLDINGS CORP       CLB COMMON  23657208        2,199   1,188,600  SH           SOLE               1,188,600
ALLIED RISER
 COMMUNICATIONS      BOND        019496AB4       4,531  19,700,000  PRN          SOLE              19,700,000
CYPRESS
 COMMUNICATIONS
 INC                 COMMON      232743104         419     235,610  SH           SOLE                 235,610
DAVITA INC           COMMON      23918K108      70,651   3,471,800  SH           SOLE               3,471,800
DOVER DOWNS
 ENTERTAINMENT       COMMON      260086103       1,238     100,000  SH           SOLE                 100,000
ECHOSTAR
 COMMUNICATIONS
 CORP                CL A COMMON 278762109      23,340   1,003,000  SH           SOLE               1,003,000
FINOVA GROUP
 INC                 COMMON      317928109         511     455,900  SH           SOLE                 455,900
GENERAL MOTORS
 CORPORATION CMN     CL H COMMON 370442832         440      33,000  SH           SOLE                  33,000
IT GROUP INC         COMMON      465266104       5,354   1,216,900  SH           SOLE               1,216,900
NISOURCE INC         COMMON      65473P105      11,665     500,000  SH           SOLE                 500,000
RYAN FAMILY STEAK
 HOUSES INC          COMMON      783519101       2,654     155,000  SH           SOLE                 155,000
SPRINT CORP          COMMON      852061100      24,010   1,000,000  SH           SOLE               1,000,000
STANLEY FURNITURE
 INC (NEW)           COMMON      854305208       7,849     325,400  SH           SOLE                 325,400
TRANSWORLD
 ENTERTAINMENT CORP  COMMON      89336Q100         522      67,500  SH           SOLE                  67,500
USEC INC             COMMON      90333E108      22,890   3,560,000  SH           SOLE               3,560,000
W.R. GRACE
 & CO (NEW)          COMMON      38388F108      16,687  10,765,600  SH           SOLE              10,765,600
WASTE MANAGEMENT INC COMMON      94106L109       2,674     100,000  SH           SOLE                 100,000
WSFS FINANCIAL CORP  COMMON      929328102      14,824     899,500  SH           SOLE                 899,500




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